LEASE - Data center buildings and land leases (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
LEASE
Finance Lease, Liability	¥ 4,663,508
Operating Lease, Liability	765,137
Data center buildings and land leases
LEASE
Finance Lease, Liability	779,252
Operating Lease, Liability	¥ 167,685